Net Income Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Net Income Per Common Share [Line Items]
Income from continuing operations	$ 4,544	$ 3,870	$ 4,205	$ 3,932	$ 5,863	$ 3,809	$ 4,150	$ 3,882	$ 16,551	$ 17,704	$ 16,408
Income (loss) from continuing operations attributable to noncontrolling interest									(633)	(741)	(674)
Income (loss) from continuing operations attributable to Walmart									$ 15,918	$ 16,963	$ 15,734
Weighted-average common shares outstanding, basic									3,269	3,374	3,460
Dilutive impact of stock options and other share-based awards									14	15	14
Weighted-average common shares outstanding, diluted									3,283	3,389	3,474
Basic income per common share from continuing operations attributable to Walmart	$ 1.35	$ 1.14	$ 1.24	$ 1.14	$ 1.68	$ 1.08	$ 1.18	$ 1.10	$ 4.87	$ 5.03	$ 4.55
Diluted income per common share from continuing operations attributable to Walmart	$ 1.34	$ 1.14	$ 1.23	$ 1.14	$ 1.67	$ 1.07	$ 1.18	$ 1.09	$ 4.85	$ 5.01	$ 4.53